Rights of Use - Movements of Rights of Use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	€ 8,448	€ 8,279
Additions	2,142	2,391
Amorti-zation	(2,235)	(2,159)	€ (2,064)
Disposals	(61)	(133)
Business combi-nations	22
Transfers and others	(35)	(2)
Translation differences and inflation adjustments	(389)	72
Right-of-use assets at end of period	7,907	8,448	8,279
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Movement of Right-of-Use Assets [Roll Forward]
First application of IAS 21	15
Rights of use on land and natural properties
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	834	885
Additions	226	194
Amorti-zation	(250)	(231)
Disposals	(13)	(10)
Business combi-nations	5
Transfers and others	(16)	0
Translation differences and inflation adjustments	29	(4)
Right-of-use assets at end of period	815	834	885
Rights of use on land and natural properties | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Movement of Right-of-Use Assets [Roll Forward]
First application of IAS 21	0
Rights of use on buildings
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	4,287	4,130
Additions	1,200	1,345
Amorti-zation	(1,151)	(1,172)
Disposals	(32)	(95)
Business combi-nations	17
Transfers and others	(18)	1
Translation differences and inflation adjustments	(403)	78
Right-of-use assets at end of period	3,900	4,287	4,130
Rights of use on buildings | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Movement of Right-of-Use Assets [Roll Forward]
First application of IAS 21	0
Rights of use on plant and machinery
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	3,080	3,037
Additions	634	752
Amorti-zation	(756)	(686)
Disposals	(15)	(26)
Business combi-nations	0
Transfers and others	(2)	3
Translation differences and inflation adjustments	(9)	0
Right-of-use assets at end of period	2,947	3,080	3,037
Rights of use on plant and machinery | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Movement of Right-of-Use Assets [Roll Forward]
First application of IAS 21	15
Other rights of use
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	247	227
Additions	82	100
Amorti-zation	(78)	(70)
Disposals	(1)	(2)
Business combi-nations	0
Transfers and others	1	(6)
Translation differences and inflation adjustments	(6)	(2)
Right-of-use assets at end of period	245	€ 247	€ 227
Other rights of use | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application
Movement of Right-of-Use Assets [Roll Forward]
First application of IAS 21	€ 0